Critical Accounting Judgments and Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Critical Accounting Judgments and Key Sources of Estimation Uncertainty
5.	CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

In the application of the Group’s accounting policies, management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and underlying assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

a.	Impairment of goodwill

Determining whether goodwill is impaired requires an estimation of the value in use of the cash-generating units to which goodwill has been allocated. The calculation of the value in use requires management to estimate the future cash flows expected to be generated from the cash-generating units and a suitable discount rate in order to calculate the present value. Where the actual future cash flows are less than expected, a material impairment loss may arise.

b.	Acquisition of subsidiaries

After the acquisition of a subsidiary, the Group should identify the difference between the investment cost and the Group’s share of the net fair value of the subsidiary’s identifiable assets acquired and liabilities assumed. It involves critical judgments and estimations when determining the aforementioned net fair values, including the type of intangible assets that may be identified and the related estimated cash flows or the relief from expenses. The related estimation and assumption, which were adopted by the management, may be of high uncertainty related to the semiconductor industry varied by economic trends.